Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Financial liabilities
Schedule of changes in financial instruments arising from financing activities

			Non-cash changes
	January 1, 2020	Cash flows	Accrued	Transaction	Foreign exchange	December 31, 2020
Type			interest	costs	movements

Subordinated Additional Tier I Capital Notes	9,420	—	—	6	522	9,948
Tier II Subordinated Capital Notes	24,847	(1,765)	1,669	8	1,475	26,234
Balances at	34,267	(1,765)	1,669	14	1,997	36,182

			Non-cash changes
	January 1, 2021	Cash flows	Accrued	Transaction	Foreign exchange	December 31, 2021
Type			interest	costs	movements

Subordinated Additional Tier I Capital Notes	—	13,930	—	—	425	14,355
Subordinated Additional Tier I Capital Notes	9,948	—	—	6	300	10,254
Tier II Subordinated Capital Notes	26,234	(1,586)	1,576	10	800	27,034
Balances at	36,182	12,344	1,576	16	1,525	51,643

Subordinated liabilities
Financial liabilities
Schedule of financial liabilities

				12/31/2021
				Outstanding
				Issue Amount	Annual
Type	Currency of Issue	12/31/2020	12/31/2021	in Foreign Currency	Interest Rate (%)

Subordinated Additional Tier I Capital Notes - 2021	USD	—	14,355	700,000,000	4.63
Subordinated Additional Tier I Capital Notes - 2016	USD	9,948	10,254	500,000,000	8.50
Tier II Subordinated Capital Notes - 2018	USD	26,234	27,034	1,300,000,000	5.95
	Balance at year-end	36,182	51,643

Schedule of subordinated liabilities

	2020	2021
Beginning balance (million USD)	1,816	1,817
Issues	—	700
Redemptions	—	—
Transaction costs and accrued interest	1	1
Balance at year-end (million USD)	1,817	2,518
Exchange rate per one USD at December 31	19.9087	20.5075
Balance at year-end (million pesos)	36,182	51,643